Other (Term Loan) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Jan. 31, 2016	Oct. 31, 2015	May. 26, 2015	May. 12, 2015	Dec. 31, 2014	Jun. 29, 2014
Debt and Financial Instruments [Line Items]
Long-term Debt, Gross					$ 400,000	$ 5,462,272	$ 299,100
Special Dividend [Line Items]	$ 96,700
Subsidiaries [Member]
Debt and Financial Instruments [Line Items]
Long-term Debt, Gross				$ 425,000		$ 3,763,272
Debt Instrument, Interest Rate, Stated Percentage				4.30%	3.65%
Subsidiaries [Member] | Scenario, Forecast [Member]
Debt and Financial Instruments [Line Items]
Long-term Debt, Gross		$ 250,000	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage		6.75%	5.197%